Note 10 - Share Capital - Share Options (Details)	12 Months Ended
	Nov. 30, 2024 $ / shares		Nov. 30, 2023 $ / shares
Statement Line Items [Line Items]
Balance, option	14,945,195		14,003,075
Balance, weighted average exercise of option (in CAD per share)	$ 1.6		$ 1.61
Granted, option	2,763,234		3,700,000
Granted, weighted average exercise of option (in CAD per share)	$ 1.19		$ 1.1
Exercised, option	(2,029,500)	[1]	(2,377,000)	[2]
Exercised, weighted average exercise of option (in CAD per share)	$ 1.05	[1]	$ 0.92	[2]
Cancelled/Forfeited, option			(17,500)
Cancelled/Forfeited, weighted average exercise of option (in CAD per share)			$ 1.83
Expired, option	(197,500)		(363,380)
Expired, weighted average exercise of option (in CAD per share)	$ 1.02		$ 1.45
Balance, option	15,481,429		14,945,195
Balance, weighted average exercise of option (in CAD per share)	$ 1.61		$ 1.6

[1]	During the year ended November 30, 2024, the Company issued 271,189 common shares at weighted average trading prices of $1.20. The common shares were issued pursuant to the exercise of 2,029,500 share options, of which 237,189 common shares were issued pursuant to the exercise of 1,995,500 share options on a net exercise basis.
[2]	During the year ended November 30, 2023, the Company issued 2,371,493 common shares at weighted average trading prices of $1.22. The common shares were issued pursuant to the exercise of 2,377,000 share options, of which 1,993 common shares were issued pursuant to the exercise of 7,500 share options on a net exercise basis.